SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Annual Rates For Computing Depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Computers, Software And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	33.00%
Laboratory Equipment And Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	6.00%
Laboratory Equipment And Office Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	30.00%
Laboratory Equipment And Office Furniture [Member] | Mainly [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	30.00%